Goodwill and Other Intangible Assets - Additional Information (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Goodwill and Intangible Assets Disclosure [Line Items]
Intangible assets developed or acquired	¥ 35,112	¥ 266,325
Weighted average amortization period for acquired intangible assets	5 years	14 years
Aggregate amortization expense	¥ 72,169	¥ 50,963	¥ 49,568
Estimated amortization expense for intangible assets, 2018	67,791
Estimated amortization expense for intangible assets, 2019	57,214
Estimated amortization expense for intangible assets, 2020	45,435
Estimated amortization expense for intangible assets, 2021	37,265
Estimated amortization expense for intangible assets, 2022	30,805
Intangible assets not subject to amortization other than goodwill		18,026
Computer software, intangible asset
Goodwill and Intangible Assets Disclosure [Line Items]
Intangible assets developed or acquired	¥ 33,437	¥ 36,054
Weighted average amortization period for acquired intangible assets	5 years	5 years
Patents and developed technology
Goodwill and Intangible Assets Disclosure [Line Items]
Intangible assets developed or acquired		¥ 73,451
Weighted average amortization period for acquired intangible assets		10 years
Customer Relationships
Goodwill and Intangible Assets Disclosure [Line Items]
Intangible assets developed or acquired	¥ 1,203	¥ 155,997
Weighted average amortization period for acquired intangible assets	8 years
Customer Relationships | Minimum
Goodwill and Intangible Assets Disclosure [Line Items]
Weighted average amortization period for acquired intangible assets		15 years
Customer Relationships | Maximum
Goodwill and Intangible Assets Disclosure [Line Items]
Weighted average amortization period for acquired intangible assets		20 years